Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurement

4. Fair Value Measurement

As of March 31, 2020 and December 31, 2019, we held approximately $60.3 million and $63.0 million of money market funds measured at fair value on a recurring basis and categorized as Level 1 securities using the fair value hierarchy.

There were no transfers between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2020. We had no instruments that were classified within Level 3 as of March 31, 2020 or December 31, 2019.

4. Fair Value Measurement

As of December 31, 2018 and 2019, we held approximately $23.2 million and $63.0 million of money market funds measured at fair value on a recurring basis and categorized as Level 1 securities using the fair value hierarchy.

There were no transfers between Level 1 and Level 2 of the fair value hierarchy during the years ended December 31, 2018 and 2019. We had no instruments that were classified within Level 3 as of December 31, 2018 and 2019.